Investment in associates - Summary of Basis of Consolidation (Detail)			12 Months Ended
		Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cosan Corretora de Seguros Ltda. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Cosan Nove Participações S.A. [member]
Disclosure of subsidiaries
Percentage of ownership interest		87.27%	66.16%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			87.27%	73.09%
Cosan Luxembourg S A [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[1]		100.00%	100.00%
Cosan Overseas Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Pasadena Empreendimentose Participacoes S. A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			98.13%	98.13%
Barrapar Participaçoes Ltda. [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Aldwych Temple [Member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Cosan Global Limited [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	100.00%
Cosan Dez Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			100.00%	76.80%
FIP Celeste [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[2]		100.00%
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Terras da Ponte Alta S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[3]		50.00%	50.00%
Tellus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]		20.00%	20.00%
Janus Brasil Participacoes S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]		20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]		20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[4]		20.00%	20.00%
Moove Lubricants Holdings [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest			70.00%	70.00%
Rumo S.A. [member] | Direct
Disclosure of subsidiaries
Percentage of ownership interest	[5]		30.31%	30.40%

[1]	As of December 31, 2025, the subsidiary Cosan Luxembourg S.A. had a negative net equity position (shareholders 'equity deficit) of R$ 371,031, as shown below. Notwithstanding this situation, the Company assessed the circumstances and concluded that there are no other events or conditions that, individually or collectively, raise significant doubts about Cosan Luxembourg S.A.'s ability to continue as a going concern. The subsidiary has the financial support of the Company to ensure the fulfillment of its obligations.
[2]	On December 26, 2025, the members of the Company's Board of Directors approved the formation of the Classe Única do Celeter Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (“FIP Celeste”), where it contributed shares issued by Moove Lubricants Holdings (“Moove”) representing approximately 19.9% of Moove's share capital. Thus, the Company now directly holds 50.1% of Moove's capital and indirectly 19.9% through FIP Celeste.
[3]	The Company is the majority shareholder, holding 50% of the share capital plus one share.
[4]	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity, and has the right to appoint the majority of the members of the board of directors of each entity, under the terms of an agreement entered into with other shareholders of these entities.
[5]	The Company is the largest shareholder. Additionally, the Company has decision-making power over the relevant activities of this entity and has the right to appoint the majority of the members of the board of directors, in accordance with the shareholders' agreement entered into with the other shareholders of the entity.